                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [ ]   Amendment Number :_____

     This Amendment (Check only one): [ ] is a restatement

                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                      Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Reid S. Walker                        Dallas, Texas      November 14, 2007
--------------------------------------   ---------------   ---------------------
(Signature)                               (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              79
Form 13F Information Table Value Total:        $611,487
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

       Column 1:           Column 2:     Column 3:  Column 4:          Column 5:          Column 6  Column 7:       Column 8:
----------------------- --------------- ---------- ----------- ------------------------- ---------- --------- ---------------------
                                                   Fair Market Shares or                                         Voting Authority
                            Title of       CUSIP      Value    Principal                 Investment   Other   ---------------------
     Name of Issuer           Class       Number    (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers    Sole   Shared None
----------------------- --------------- ---------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
ALLION HEALTHCARE INC         COM        019615103         713   101,500 SH              SOLE                   101,500
ALTRA HOLDINGS INC            COM        02208R106       12356   741,215 SH              SOLE                   741,215
AMEDISYS INC                  COM        023436108         785    20,445 SH              SOLE                    20,445
ATMEL CORP                    COM        049513104        1362   264,000 SH              SOLE                   264,000
BEA SYS INC                   COM        073325102        4225   304,600 SH              SOLE                   304,600
BEARINGPOINT INC              COM        074002106        5649 1,394,800 SH              SOLE                 1,394,800
BECKMAN COULTER INC           COM        075811109       18588   252,000 SH              SOLE                   252,000
BECKMAN COULTER INC           COM        075811109       64289   871,600 SH     CALL     SOLE                   871,600
BORLAND SOFTWARE CORP         COM        099849101        9437 2,169,400 SH              SOLE                 2,169,400
BRINKS CO                     COM        109696104       19360   346,460 SH              SOLE                   346,460
BRUSH ENGINEERED MATLS
   INC                        COM        117421107        3892    75,000 SH              SOLE                    75,000
CALIPER LIFE SCIENCES
   INC                        COM        130872104         343    59,711 SH              SOLE                    59,711
CALIPER LIFE SCIENCES
   INC                  W EXP 08/10/201  130872112         128   100,469 SH              SOLE                   100,469
CEC ENTERTAINMENT INC         COM        125137109       35442 1,319,000 SH              SOLE                 1,319,000
CHIPMOS TECH BERMUDA
   LTD                        SHS        G2110R106        1499   250,300 SH              SOLE                   250,300
CKE RESTAURANTS INC           COM        12561E105       29256 1,804,798 SH              SOLE                 1,804,798
COMBINATORX INC               COM        20010A103        1189   190,191 SH              SOLE                   190,191
CONNS INC                     COM        208242107        4238   177,400 SH              SOLE                   177,400
CONTANGO OIL & GAS CO       COM NEW      21075N204       10179   281,184 SH              SOLE                   281,184
CORGI INTERNATIONAL
   LIMITED                SPON ADR NEW   21872Q202        1362   309,632 SH              SOLE                   309,632
CROWN HOLDINGS INC            COM        228368106       15242   669,700 SH              SOLE                   669,700
CVS CAREMARK
   CORPORATION                COM        126650100        9281   234,200 SH     CALL     SOLE                   234,200
DEAN FOODS CO NEW             COM        242370104       19269   753,300 SH              SOLE                   753,300
DEARBORN BANCORP INC          COM        24242R108        1037    80,345 SH              SOLE                    80,345
DONNELLEY RR & SONS CO        COM        257867101        6902   188,800 SH              SOLE                   188,800
DSW INC                       CL A       23334L102       29477 1,171,097 SH              SOLE                 1,171,097
EAST WEST BANCORP INC         COM        27579R104        1810    50,320 SH              SOLE                    50,320
EMERGENCY MEDICAL SVCS
   CORP                       CL A       29100P102        6349   209,900 SH              SOLE                   209,900
ENCORE BANCSHARES INC         COM        29255V201        1472    70,000 SH              SOLE                    70,000
ENDO PHARMACEUTICALS
   HLDGS INC                  COM        29264F205        6013   193,900 SH              SOLE                   193,900

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
ENERGY PARTNERS LTD           COM        29270U105       10622   723,594 SH              SOLE                   723,594
EXTREME NETWORKS INC          COM        30226D106        2734   712,100 SH              SOLE                   712,100
FIRST ACCEPTANCE CORP         COM        318457108        4542   899,358 SH              SOLE                   899,358
FREEDOM ACQUISITION
   HLDGS INC            W EXP 12/28/201  35645F111        1983   650,000 SH              SOLE                   650,000
GENITOPE CORP                 COM        37229P507        4480   999,999 SH              SOLE                   999,999
GENTIVA HEALTH SERVICES
   INC                        COM        37247A102       30668 1,596,486 SH              SOLE                 1,596,486
GOODMAN GLOBAL INC            COM        38239A100        9393   393,348 SH              SOLE                   393,348
GTX INC DEL                   COM        40052B108        3738   229,600 SH              SOLE                   229,600
HFF INC                       CL A       40418F108        7259   611,500 SH              SOLE                   611,500
HAYNES INTERNATIONAL
   INC                      COM NEW      420877201        1557    18,239 SH              SOLE                    18,239
HELIX ENERGY SOLUTIONS
   GRP INC                    COM        42330P107        5613   132,200 SH              SOLE                   132,200
HORNBECK OFFSHORE SVCS
   INC                        COM        440543106       10962   298,700 SH              SOLE                   298,700
HOUSTON WIRE & CABLE CO       COM        44244K109        1480    81,716 SH              SOLE                    81,716
ICAGEN INC                    COM        45104P104        1952   976,140 SH              SOLE                   976,140
ICO GLOBAL COMM HLDGS
   LTD DE                     CL A       44930K108        1138   327,000 SH              SOLE                   327,000
INDEVUS PHARMACEUTICALS
   INC                        COM        454072109        2345   339,400 SH              SOLE                   339,400
INTEROIL CORP                 COM        460951106        1055    33,400 SH              SOLE                    33,400
KINDRED HEALTHCARE INC        COM        494580103        3002   167,600 SH              SOLE                   167,600
KINTERA INC                   COM        49720P506         144    80,000 SH              SOLE                    80,000
LANDAMERICA FINL GROUP
   INC                        COM        514936103        1559    40,000 SH              SOLE                    40,000
LAWSON SOFTWARE INC NEW       COM        52078P102        5012   500,700 SH              SOLE                   500,700
LEXICON PHARMACEUTICALS
   INC                        COM        528872104        1616   467,000 SH              SOLE                   467,000
MANNATECH INC                 COM        563771104         219    27,000 SH              SOLE                    27,000
MENTOR GRAPHICS CORP          COM        587200106        2695   178,500 SH              SOLE                   178,500
MOTOROLA INC                  COM        620076109        7412   400,000 SH     CALL     SOLE                   400,000
NII HLDGS INC               CL B NEW     62913F201        4929    60,000 SH              SOLE                    60,000
PARALLEL PETR CORP DEL        COM        699157103        5053   297,393 SH              SOLE                   297,393
PENNEY JC INC                 COM        708160106       13529   213,500 SH              SOLE                   213,500
PENWEST PHARMACEUTICALS
   CO                         COM        709754105       20349 1,848,200 SH              SOLE                 1,848,200
PEOPLES UNITED
   FINANCIAL INC              COM        712704105        4406   255,000 SH              SOLE                   255,000
REALNETWORKS INC              COM        75605L104        1566   231,000 SH              SOLE                   231,000
SBA COMMUNICATIONS CORP       COM        78388J106        9526   270,000 SH              SOLE                   270,000
SMART BALANCE INC             COM        83169Y108         463    37,500 SH              SOLE                    37,500
SPORT SUPPLY GROUP INC
   DEL                        COM        84916A104         522    58,100 SH              SOLE                    58,100
SYNTAX BRILLIAN CORP          COM        87163L103        6228 1,530,200 SH              SOLE                 1,530,200
TEKELEC INC                   COM        879101103        5032   415,900 SH              SOLE                   415,900
TEXAS CAPITAL
   BANCSHARES INC             COM        88224Q107        8802   404,861 SH              SOLE                   404,861
TITAN INTL INC ILL            COM        88830M102        4654   145,800 SH              SOLE                   145,800
TITANIUM METALS CORP        COM NEW      888339207       31845   948,900 SH              SOLE                   948,900
TITANIUM METALS CORP        COM NEW      888339207        1131    33,700 SH     CALL     SOLE                    33,700

TRI VALLEY CORP               COM        895735108         150    19,800 SH              SOLE                    19,800
USEC INC                      COM        90333E108       11162 1,089,000 SH              SOLE                 1,089,000
VARIAN MED SYS INC            COM        92220P105        3142    75,000 SH              SOLE                    75,000
VERIFONE HLDGS INC            COM        92342Y109        2217    50,000 SH              SOLE                    50,000
VERISIGN INC                  COM        92343E102        4241   125,700 SH              SOLE                   125,700
WASTE CONNECTIONS INC         COM        941053100       20906   658,255 SH              SOLE                   658,255
WATSCO INC                    CL B       942622101        6454   139,000 SH              SOLE                   139,000
WORLD HEART CORP         COM PAR $0.001  980905301         694   272,020 SH              SOLE                   272,020
ZILA INC                 COM PAR $0.01   989513205         162   139,600 SH              SOLE                   139,600